EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of sales
Personnel expenses	R$ (1,374,331)	R$ (649,741)	R$ (546,090)
Variable cost	(10,067,716)	(3,197,895)	(2,994,349)
Logistics cost	(2,776,021)	(1,044,899)	(963,379)
Depreciation, depletion and amortization	(4,290,308)	(1,523,935)	(1,367,856)
Amortization of fair value adjustment on business combination with Fibria and Facepa	(2,844,741)
Other	609,635	(505,861)	(624,630)
Cost of sales	(20,743,482)	(6,922,331)	(6,496,304)
Selling expenses
Personnel expenses	(215,640)	(145,844)	(106,083)
Services	(85,161)	(78,227)	(45,593)
Logistics cost	(618,089)	(297,129)	(220,944)
Depreciation and amortization	(84,018)	(4,471)	(3,547)
Amortization of fair value adjustment on business combination with Fibria	(820,730)
Other	(81,641)	(73,055)	(47,158)
Selling expenses	(1,905,279)	(598,726)	(423,325)
General and Administrative expenses
Personnel expenses	(642,543)	(469,661)	(309,019)
Services	(323,841)	(235,544)	(105,522)
Depreciation and amortization	(52,830)	(34,817)	(31,375)
Amortization of fair value adjustment on business combination with Fibria	26,609
Other	(180,753)	(85,187)	(83,058)
Administrative expenses	(1,173,358)	(825,209)	(528,974)
Other operating (expenses) income net
Rents and leases	5,805
Result from sale of other products, net	15,229	8,785	4,765
Result from sale and disposal of property, plant and equipment and biological assets, net	(63,454)	4,523	4,700
Result on fair value adjustment of biological assets	185,399	(129,187)	192,504
Partial write-off of intangible assets	(107,269)		(18,845)
Provision for loss and write-off of property, plant and equipment and biological assets		(18,103)	(66,707)
Amortization of intangible assets	(8,193)	(9,947)	(8,303)
Tax recovery	128,115	335	5,613
Receipt of royalties			2,603
Judicial agreements			20,231
Land conflict agreement			(11,779)
Insurance reimbursement	7,917
Trade agreement credits	87,000	51,846	10,671
Provision for loss of judicial deposits	(3,284)
Amortization of fair value adjustment on business combination with Fibria, Facepa and Ibema	(12,143)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (6)	128,115	335	5,613
Other operating income (expenses), net	63,363	(5,127)	5,057
Other operating (expenses) income net	405,754	(96,875)	R$ 140,510
Cost of idle capacity and maintenance downtime	615,394
Other operating expense attributable to depletion of wood	R$ 5,598	R$ 9,869